Note 14 - Operating Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Minimum future non-cancelable operating lease commitments are as follows (amounts in millions):

2015	$9.3
2016	6.3
2017	4.4
2018	3.5
2019	3.4
Thereafter	15.5
$42.4